Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Employee Benefits [Abstract]
Schedule of Amounts of Provisions
The amounts of provisions in 2018 and 2017 are as follows:

	12/31/2018			12/31/2017
Millions of euros	Current	Non-current	Total	Current	Non-current	Total
Employee benefits	886	4,499	5,385	912	5,666	6,578
Termination plans	441	805	1,246	515	1,282	1,797
Post-employment defined benefit plans	9	389	398	9	1,030	1,039
Other benefits	436	3,305	3,741	388	3,354	3,742
Desmantling of assets	125	784	909	85	888	973
Other provisions	901	2,237	3,138	1,219	2,664	3,883
Total	1,912	7,520	9,432	2,216	9,218	11,434

Schedule of Movement in Provisions for Post-Employment Plans
The movement in provisions for termination plans in 2018 and 2017 is as follows:

Millions of euros	Total
Provisions for termination plans at 12/31/16	2,394
Additions	179
Retirements/amount applied	(759)
Transfers	(8)
Translation differences and accretion	(9)
Provisions for termination plans at 12/31/17	1,797
Additions	140
Retirements/amount applied	(579)
Transfers	(109)
Translation differences, hyperinflation adjustments and accretion	(3)
Provisions for termination plans at 12/31/18	1,246

Schedule of Post-Employment Defined Benefit Plans by Country of Operation
The Group has a number of defined benefit plans in the countries where it operates. The following tables present the main data of these plans:

12/31/2018
Millions of euros	United Kingdom	Germany	Brazil	Hispam Norte	Hispam Sur	Others	Total
Obligation	1,548	239	749	68	6	18	2,628
Assets	(1,570)	(90)	(848)	—	—	(12)	(2,520)
Net provision before asset ceiling	(22)	149	(99)	68	6	6	108
Asset ceiling	—	—	249	—	—	—	249
Total	(22)	149	150	68	6	6	357
Net provision	4	157	153	72	6	6	398
Net assets	26	8	3	4	—	—	41

12/31/2017
Millions of euros	Spain (Antares)	United Kingdom	Germany	Brazil	Hispam Norte	Hispam Sur	Others	Total
Obligation	490	1,828	235	734	72	8	16	3,383
Assets	—	(1,651)	(84)	(835)	—	—	(9)	(2,579)
Net provision before asset ceiling	490	177	151	(101)	72	8	7	804
Asset ceiling	—	—	—	232	—	—	—	232
Total	490	177	151	131	72	8	7	1,036
Net provision	490	177	151	134	72	8	7	1,039
Net assets	—	—	—	3	—	—	—	3

Schedule of Movement in the Present Value of Obligations
The movement in the present value of obligations in 2018 and 2017 is as follows:

Millions of euros	Spain (Antares)	United Kingdom	Germany	Brazil	Hispam Norte	Hispam Sur	Other	Total
Present value of obligation at 12/31/16	533	1,834	233	737	18	7	16	3,378
Translation differences	—	(67)	—	(109)	(13)	(2)	(2)	(193)
Current service cost	6	—	9	3	2	—	1	21
Interest cost	6	46	4	73	5	1	1	136
Actuarial losses and gains	(9)	60	(8)	85	7	1	—	136
Benefits paid	(46)	(46)	(3)	(55)	(3)	—	(1)	(154)
Inclusion of companies	—	—	—	—	61	—	—	61
Other movements	—	1	—	—	(5)	1	1	(2)
Present value of obligation at 12/31/17	490	1,828	235	734	72	8	16	3,383
Translation differences	—	(12)	—	(81)	(3)	(3)	1	(98)
Current service cost	6	—	9	4	1	—	1	21
Interest cost	7	44	4	65	5	2	1	128
Actuarial losses and gains	4	(260)	(6)	68	(2)	1	—	(195)
Benefits paid	(41)	(50)	(3)	(41)	(5)	(2)	(1)	(143)
Transfers	(466)	—	—	—	—	—	—	(466)
Other movements	—	(2)	—	—	—	—	—	(2)
Present value of obligation at 12/31/18	—	1,548	239	749	68	6	18	2,628

Schedule of Movement in the Fair Value of Plan Assets
Movements in the fair value of plan assets in 2018 and 2017 are as follows:

Millions of euros	United Kingdom	Germany	Brazil	Other	Total
Fair value of plan assets at 12/31/16	1,662	128	982	8	2,780
Translation differences	(61)	—	(130)	(1)	(192)
Interest income	42	2	99	1	144
Actuarial losses and gains	55	—	(64)	—	(9)
Company contributions	—	6	1	1	8
Benefits paid	(46)	(2)	(52)	(1)	(101)
Other movements	(1)	(50)	(1)	1	(51)
Fair value of plan assets at 12/31/17	1,651	84	835	9	2,579
Translation differences	(13)	—	(92)	—	(105)
Interest income	40	1	74	—	115
Actuarial losses and gains	(57)	1	69	1	14
Company contributions	(2)	—	—	1	(1)
Participants contributions	—	3	—	—	3
Benefits paid	(49)	(2)	(38)	—	(89)
Other movements	—	3	—	1	4
Fair value of plan assets at 12/31/18	1,570	90	848	12	2,520
Fair value of Plan assets is as follows:

Millions of euros	12/31/2018	12/31/2017
Bonds	1,570	1,651
Total	1,570	1,651

Schedule of Main Actuarial Assumptions Used in Valuing Plans
The main actuarial assumptions used in valuing these plans are as follows:

	12/31/2018	12/31/2017
Discount rate	8.96% - 9.27%	9.46% - 9.88%
Nominal rate of salary increase	5.67%	5.93%
Long-term inflation rate	4.00%	4.25%
Growth rate for medical costs	7.12%	7.38%
Mortality tables	AT 2000 M/F	AT 2000 M/F
The average length of the plans is 7.42 years. The main actuarial assumptions used in valuing these plans are as follows:

	Survival		ITP
	12/31/2018	12/31/2017	12/31/2018	12/31/2017
Discount rate	1.32%	1.45%	1.29%	1.37%
Expected rate of salary increase	0%-0.5%	0%-0.5%	−	−
Mortality tables	PERM/F 2000P OM77	PERM/F 2000P OM77	90%PERM 2000C/98% PERF 2000C	90%PERM 2000C/98% PERF 2000C
The main actuarial assumptions used in valuing the plan are as follows:

	12/31/2018	12/31/2017
Nominal rate of pension payment increase	3.05%	3.15%
Discount rate	2.85%	2.45%
Expected inflation	3.20%	3.30%
Mortality tables	95% S2NA,	95% S2NA,
	CMI 2017 1% 7.5	CMI 2016 1% 7.5

Schedule of Sensitivity to Changes in Actuarial Assumptions
So long as other assumptions remained constant, at December 31, 2018, reasonably possible changes to one of the following actuarial assumptions would have affected the defined benefit obligation by the amounts shown below:

Millions of euros	Increase in defined benefit obligation
Discount rate (0.25% decrease)	97
Expected inflation (0.25% increase)	93
Life expectancy (1 year longer)	38
The discount rate and growth rate for medical costs are considered to be the most significant actuarial assumptions with a reasonable possibility of fluctuations depending on demographic and economic changes and may significantly change the amount of the post-employment benefit obligation. The sensitivity to changes in these assumptions is shown below:

	Present value of the discounted obligation at the current discount rate	Present value of the obligation by increasing the discount rate by 0.5%	Present value of the obligation by reducing the discount rate by 0.5%
Pension plans	453	436	472
Health plans	296	275	320
Total obligation	749	711	792

	Present value of the obligation at the current growth rate for medical costs	Present value of the obligation by increasing the rate by 1%	Present value of the obligation by reducing the rate by 1%
Pension plans	453	453	453
Health plans	296	346	256
Total obligation	749	799	709

-100 b.p.		+100 b.p.
Impact on value	Impact on income statement	Impact on value	Impact on income statement
(184)	(184)	171	171

Schedule of Movement in Other Provisions
The movement in “Other provisions” in 2018 and 2017 is as follows:

Millions of euros
Other provisions at December 31, 2016	3,943
Additions and accretion	1,406
Retirements/amount applied	(1,074)
Translation differences and other	(392)
Other provisions at December 31, 2017	3,883
Additions and accretion	911
Retirements/amount applied	(1,276)
Transfers	(89)
Translation differences and other	(291)
Other provisions at December 31, 2018	3,138

The movement of provision for dismantling of assets in 2018 and 2017 is as follows:

Millions of euros
Dismantling of assets at 12/31/16	1,001
Additions and accretion	91
Retirements/amount applied	(53)
Translation differences and other	(66)
Dismantling of assets at 12/31/17	973
Additions and accretion	96
Retirements/amount applied	(83)
Translation differences and other	(77)
Dismantling of assets at 12/31/18	909
The detail by segments of provision for dismantling of assets in 2018 and 2017 is as follows:

Millions of euros	12/31/2018	12/31/2017
Telefónica Spain	7	14
Telefónica Germany	421	450
Telefónica Brazil	152	146
Telefónica United Kingdom	85	91
Telefónica Hispam Norte	26	40
Telefónica Hispam Sur	76	89
Other companies	142	143
Total	909	973

Disclosure of Provisions for Tax Proceedings
The detail of provisions for tax proceedings by nature of risk is as follows:

Millions of euros	12/31/2018	12/31/2017
Federal taxes	119	127
State taxes	205	58
Municipal taxes	8	8
FUST, FISTEL and EBC	108	709
Total	440	902

The provision corresponding to the litigation in relation to the Social Security contribution rate of Empresa Brasileña de Comunicaciones (EBC) and Fondo de Fiscalización de las Telecomunicaciones (FISTEL) was reduced in 2018 by the amount of the judicial deposits accepted as payment in judicial proceedings, which in the case of the litigation related to EBC remain in the courts at December 31, 2018.
The breakdown of changes in provisions for tax proceedings in 2018 and 2017 is as follows:

Millions of euros
Balance at 12/31/2016	911
Movements with a counterparty in judicial deposits	26
Movements with a counterparty in the income statement	43
Write-offs due to payment	(47)
Monetary updating	97
Translation differences	(134)
Other movements	6
Balance at 12/31/2017	902
Movements with a counterparty in judicial deposits	(569)
Movements with a counterparty in the income statement	105
Write-offs due to payment	(12)
Monetary updating	97
Translation differences	(83)
Balance at 12/31/2018	440
The balance of these provisions at December 31, 2018 and December, 31 2017 is shown in the following table:

Millions of euros	12/31/2018	12/31/2017
Provisions for tax proceedings	440	902
Provisions for regulatory proceedings	230	278
Provisions for labor claims	176	247
Provisions for civil proceedings	226	266
Total	1,072	1,693
The detail of provisions for tax proceedings by nature of risk is as follows:

Millions of euros	12/31/2018	12/31/2017
Federal taxes	119	127
State taxes	205	58
Municipal taxes	8	8
FUST, FISTEL and EBC	108	709
Total	440	902

Disclosure of Provisions for Judicial Deposits
In some situations, in connection with a legal requirement or presentation of guarantees, judicial deposits are made to secure the continuance of the claims under discussion. The judicial deposits by nature of risk at December 31, 2018 and December 31, 2017 are as follows:

Millions of euros	12/31/2018	12/31/2017
Tax proceedings	435	1,066
Labor claims	118	223
Civil proceedings	262	304
Regulatory proceedings	47	51
Garnishments	19	36
Total	881	1,680
Current (see Note 13)	71	82
Non-current (see Note 11)	810	1,598